UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SCM Advisors LLC
           -----------------------------------------------------
Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-06450
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Mark Palmer
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  (415) 486-6726
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Palmer                  San Francisco, CA                     5/01/2008
---------------                  -----------------                    ----------
 [Signature]                       [City, State]                         [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          126
                                         -----------
Form 13F Information Table Value Total:     $279,820
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ABB Ltd ADR                    COM              000375204     4429  164540 SH       SOLE                0 164540    0
ASML Holding NV                COM              N07059186     1170   47172 SH       SOLE                0  47172    0
Abbott Laboratories            COM              002824100     4427   80270 SH       SOLE                0  80270    0
Activision Inc                 COM              004930202     1000   36628 SH       SOLE                0  36628    0
Advanced Analogic Technologies COM              00752j108      251   44630 SH       SOLE                0  44630    0
Advent Software Inc            COM              007974108     1126   26410 SH       SOLE                0  26410    0
Aegean Marine Petroleum Networ COM              Y0017S102      485   14190 SH       SOLE                0  14190    0
Allergan Inc                   COM              018490102     3639   64530 SH       SOLE                0  64530    0
Altria Group Inc               COM              02209S103     1500   67575 SH       SOLE                0  67575    0
Amazon com Inc                 COM              023135106     4104   57560 SH       SOLE                0  57560    0
America Movil - ADR Series L   COM              02364W105     2753   43230 SH       SOLE                0  43230    0
American Superconductor Corp   COM              030111108      385   16600 SH       SOLE                0  16600    0
American Tower Corp Cl A       COM              029912201     2752   70180 SH       SOLE                0  70180    0
Ametek Inc                     COM              031100100     1005   22890 SH       SOLE                0  22890    0
Amgen Inc                      COM              031162100     3306   79135 SH       SOLE                0  79135    0
Andersons Inc                  COM              034164103      294    6600 SH       SOLE                0   6600    0
Apache Corp                    COM              037411105     3613   29900 SH       SOLE                0  29900    0
Apple Inc                      COM              037833100     6254   43585 SH       SOLE                0  43585    0
Atheros Communications         COM              04743P108      966   46350 SH       SOLE                0  46350    0
Best Buy Co Inc                COM              086516101     3287   79290 SH       SOLE                0  79290    0
Bill Barrett Corp              COM              06846n104      313    6625 SH       SOLE                0   6625    0
Broadcom Corp-Cl A             COM              111320107     3478  180475 SH       SOLE                0 180475    0
Bucyrus Intl                   COM              118759109      383    3765 SH       SOLE                0   3765    0
Bunge Limited                  COM              G16962105     1835   21120 SH       SOLE                0  21120    0
CEC Entertainment Inc          COM              125137109      267    9250 SH       SOLE                0   9250    0
CME Group Inc                  COM              12572Q105     3332    7103 SH       SOLE                0   7103    0
CNH Global N.V.                COM              N20935206     4557   87580 SH       SOLE                0  87580    0
CVS Caremark Corp              COM              126650100     6355  156875 SH       SOLE                0 156875    0
Caterpillar Inc                COM              149123101     5667   72385 SH       SOLE                0  72385    0
Cavium Networks Inc            COM              14965A101     1148   70020 SH       SOLE                0  70020    0
Celgene Corp                   COM              151020104     6152  100375 SH       SOLE                0 100375    0
Central Euro Distribution Corp COM              153435102      354    6090 SH       SOLE                0   6090    0
Chart Industries Inc           COM              16115Q308      429   12675 SH       SOLE                0  12675    0
Chattem Inc                    COM              162456107      227    3415 SH       SOLE                0   3415    0
Cisco Systems Inc              COM              17275R102     5385  223555 SH       SOLE                0 223555    0
Cognizant Tech Solutions Corp. COM              192446102     3791  131510 SH       SOLE                0 131510    0
Colgate-Palmolive Co           COM              194162103     6262   80370 SH       SOLE                0  80370    0
Concur Technologies Inc.       COM              206708109     1001   32250 SH       SOLE                0  32250    0
Corning Inc                    COM              219350105     4771  198480 SH       SOLE                0 198480    0
Cymer Inc                      COM              232572107      206    7930 SH       SOLE                0   7930    0
DG Fastchannel Inc             COM              23326R109      310   16140 SH       SOLE                0  16140    0
Danaher Corp                   COM              235851102     3054   40170 SH       SOLE                0  40170    0
Darling International Inc      COM              237266101      384   29640 SH       SOLE                0  29640    0
E M C Corp Mass                COM              268648102     3968  276740 SH       SOLE                0 276740    0
Equinix Inc                    COM              29444U502      334    5020 SH       SOLE                0   5020    0
Esterline Technologies Corp    COM              297425100      307    6100 SH       SOLE                0   6100    0
Exxon Mobil Corp               COM              30231G102     3347   39575 SH       SOLE                0  39575    0
FMC Corp                       COM              302491303     4652   83840 SH       SOLE                0  83840    0
Foundry Networks Inc           COM              35063R100      182   15680 SH       SOLE                0  15680    0
GFI Group                      COM              361652209      320    5585 SH       SOLE                0   5585    0
Genentech Inc                  COM              368710406     4982   61375 SH       SOLE                0  61375    0
Genzyme Corp General Division  COM              372917104     4009   53780 SH       SOLE                0  53780    0
Gigamedia Limited              COM              Y2711Y104      251   16090 SH       SOLE                0  16090    0
Gilead Sciences Inc            COM              375558103     5633  109310 SH       SOLE                0 109310    0
Global Industries Ltd          COM              379336100      306   19010 SH       SOLE                0  19010    0
Goldman Sachs Group Inc        COM              38141G104     4556   27550 SH       SOLE                0  27550    0
Google                         COM              38259P508     4466   10140 SH       SOLE                0  10140    0
Guess? Inc                     COM              401617105     1542   38105 SH       SOLE                0  38105    0
Gymboree Corp                  COM              403777105      329    8240 SH       SOLE                0   8240    0
HMS Holdings Corp              COM              40425J101      944   33070 SH       SOLE                0  33070    0
Harsco Corp.                   COM              415864107     4492   81120 SH       SOLE                0  81120    0
Harvest Natural Resources Inc  COM              41754V103      291   24105 SH       SOLE                0  24105    0
Hewlett-Packard Co             COM              428236103     6515  142695 SH       SOLE                0 142695    0
II-VI                          COM              902104108      381   10020 SH       SOLE                0  10020    0
Iconix Brand Group Inc         COM              451055107      268   15440 SH       SOLE                0  15440    0
Informatica Corp               COM              45666Q102      307   17970 SH       SOLE                0  17970    0
Insulet Corp                   COM              45784P101      146   10150 SH       SOLE                0  10150    0
Intel Corp                     COM              458140100     5052  238525 SH       SOLE                0 238525    0
International Business Machine COM              459200101     2913   25300 SH       SOLE                0  25300    0
Investment Technology Group    COM              46145F105      304    6575 SH       SOLE                0   6575    0
J Crew Group Inc               COM              46612h402     1181   26730 SH       SOLE                0  26730    0
Jack In The Box Inc            COM              466367109      283   10520 SH       SOLE                0  10520    0
Joy Global Inc.                COM              481165108     1300   19955 SH       SOLE                0  19955    0
Key Technology Inc             COM              493143101      328   11025 SH       SOLE                0  11025    0
Kohl's Corp                    COM              500255104     3672   85610 SH       SOLE                0  85610    0
Lazard LTD                     COM              G54050102      319    8360 SH       SOLE                0   8360    0
Lindsay Corp                   COM              535555106      657    6415 SH       SOLE                0   6415    0
Lululemon Athletica Inc        COM              550021109      263    9260 SH       SOLE                0   9260    0
Martek Biosciences Corp        COM              572901106      478   15620 SH       SOLE                0  15620    0
Mcdermott International Inc.   COM              580037109     1018   18570 SH       SOLE                0  18570    0
Medtronic Inc                  COM              585055106     3027   62580 SH       SOLE                0  62580    0
Mellanox technologies Ltd      COM              M51363113      266   19110 SH       SOLE                0  19110    0
Memc Electroncs                COM              552715104     2814   39690 SH       SOLE                0  39690    0
Merck & Co                     COM              589331107     2264   59650 SH       SOLE                0  59650    0
Merrill Lynch & Co.            COM              590188108     2179   53490 SH       SOLE                0  53490    0
Microsemi                      COM              595137100      402   17615 SH       SOLE                0  17615    0
Microsoft Corp                 COM              594918104     6429  226550 SH       SOLE                0 226550    0
Middleby Corp                  COM              596278101      273    4380 SH       SOLE                0   4380    0
Natus Medical Inc              COM              639050103      293   16170 SH       SOLE                0  16170    0
Neogen Corp                    COM              640491106      291   11575 SH       SOLE                0  11575    0
Newfield Exploration Co        COM              651290108      657   12430 SH       SOLE                0  12430    0
Nu Skin Enterprises Inc Cl A   COM              67018T105      237   13140 SH       SOLE                0  13140    0
NuVasive Inc                   COM              670704105      350   10135 SH       SOLE                0  10135    0
Nuance Communications Inc      COM              67020Y100     1361   78200 SH       SOLE                0  78200    0
Nvidia Corporation             COM              67066g104     3831  193592 SH       SOLE                0 193592    0
Omnicell Inc                   COM              68213n109      505   25140 SH       SOLE                0  25140    0
Oracle Corp                    COM              68389X105     4865  248710 SH       SOLE                0 248710    0
Pepsico Inc                    COM              713448108     1340   18555 SH       SOLE                0  18555    0
PetroQuest Energy Inc          COM              716748108      412   23740 SH       SOLE                0  23740    0
Philip Morris International    COM              718172109     3418   67575 SH       SOLE                0  67575    0
Pros Holdings Inc              COM              74346Y103      360   28710 SH       SOLE                0  28710    0
Research In Motion             COM              760975102     5839   52030 SH       SOLE                0  52030    0
Rofin-Sinar Technologies Inc   COM              775043102      319    7110 SH       SOLE                0   7110    0
S & P Depository Receipt       COM              78462F103     1359   10300 SH       SOLE                0  10300    0
Schering-Plough Corp           COM              806605101     2735  189765 SH       SOLE                0 189765    0
Schlumberger LTD               COM              806857108     5190   59650 SH       SOLE                0  59650    0
Sensient Technologies Corp     COM              81725T100      359   12170 SH       SOLE                0  12170    0
Silicon Motion Technology ADR  COM              82706C108      237   16760 SH       SOLE                0  16760    0
Sotheby's                      COM              835898107      245    8470 SH       SOLE                0   8470    0
Starwood Hotels & Resorts Worl COM              85590A401     5037   97340 SH       SOLE                0  97340    0
State Street Corp              COM              857477103     2965   37530 SH       SOLE                0  37530    0
Sunpower Corp Cl A             COM              867652109     1745   23420 SH       SOLE                0  23420    0
Syniverse Holdings Inc         COM              87163F106      324   19460 SH       SOLE                0  19460    0
TNS Inc.                       COM              872960109      310   15020 SH       SOLE                0  15020    0
Teledyne Technologies Inc      COM              879360105      277    5890 SH       SOLE                0   5890    0
Texas Instruments Inc          COM              882508104     3708  131180 SH       SOLE                0 131180    0
Transocean Inc                 COM              G90073100     4258   31491 SH       SOLE                0  31491    0
United States Steel Corp       COM              912909108     5596   44105 SH       SOLE                0  44105    0
United Technologies Corp       COM              913017109     6576   95560 SH       SOLE                0  95560    0
V F Corp                       COM              918204108     5319   68620 SH       SOLE                0  68620    0
Valueclick Inc                 COM              92046N102      176   10210 SH       SOLE                0  10210    0
Varian Inc.                    COM              922206107      297    5120 SH       SOLE                0   5120    0
Walt Disney Co Holding Co      COM              254687106     2980   94950 SH       SOLE                0  94950    0
XTO Energy Inc                 COM              98385x106     5650   91330 SH       SOLE                0  91330    0
Yum! Brands Inc                COM              988498101     5749  154505 SH       SOLE                0 154505    0
eResearch Technology Inc       COM              29481V108      293   23590 SH       SOLE                0  23590    0